HSBC Holdings income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Face Statements [Line Items]
Net interest expense		$ 32,610	$ 26,489	$ 27,578
– interest income	[1],[2]	55,059	36,188	41,756
– interest expense	[3]	(22,449)	(9,699)	(14,178)
Fee (expense)/income		11,451	13,097	11,874
Net income from financial instruments held for trading or managed on a fair value basis		10,469	7,744	9,582
Changes in fair value of designated debt and related derivatives	[4]	(77)	(182)	231
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		226	798	455
Gains less losses from financial investments		(3)	569	653
Other operating income	[5]	(133)	502	527
Net operating income before change in expected credit losses and other credit impairment charges		51,727	49,552	50,429
Employee compensation and benefits		(19,288)	(19,612)	(19,396)
General and administrative expenses		(11,091)	(11,592)	(11,115)
Profit before tax		17,528	18,906	8,777
Tax (charge)/credit		(858)	(4,213)	(2,678)
Profit for the year		16,670	14,693	6,099
HSBC Holdings
Disclosure Of Face Statements [Line Items]
Net interest expense		(3,074)	(2,367)	(2,632)
– interest income		937	380	473
– interest expense		(4,011)	(2,747)	(3,105)
Fee (expense)/income		(3)	(5)	(12)
Net income from financial instruments held for trading or managed on a fair value basis		2,129	110	801
Changes in fair value of designated debt and related derivatives	[6]	2,144	349	(326)
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss		(2,409)	(420)	1,141
Gains less losses from financial investments		58	0	0
Dividend income from subsidiaries		9,478	11,404	8,156
Other operating income		91	230	1,889
Net operating income before change in expected credit losses and other credit impairment charges		8,414	9,301	9,017
Employee compensation and benefits		(41)	(30)	(56)
General and administrative expenses		(1,586)	(1,845)	(4,276)
Reversal of impairment/(impairment) of subsidiaries		2,493	3,065	(435)
Operating Income (Expense)		866	1,190	(4,767)
Profit before tax		9,280	10,491	4,250
Tax (charge)/credit	[7]	3,077	343	(165)
Profit for the year		$ 12,357	$ 10,834	$ 4,085

[1]	Interest income includes $48,134m (2021: $30,916m; 2020: $35,293m) of interest recognised on financial assets measured at amortised cost and $6,386m (2021: $4,337m; 2020: $5,614m) of interest recognised on financial assets measured at fair value through other comprehensive income.
[2]	Interest income is calculated using the effective interest method and comprises interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[3]	Interest expense includes $20,798m (2021: $8,227m; 2020: $12,426m) of interest on financial instruments, excluding interest on financial liabilities held for trading or designated or otherwise mandatorily measured at fair value.
[4]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
[5]	Other operating income includes a loss on net monetary positions of $678m (2021: $224m, 2020: $128m) as a result of applying IAS 29 ‘Financial Reporting in Hyperinflationary Economies’.
[6]	The debt instruments, issued for funding purposes, are designated under the fair value option to reduce an accounting mismatch.
[7]	The tax credit includes $2.2bn arising from the recognition of a deferred tax asset from historical tax losses in HSBC Holdings. This was a result of improved profit forecasts for the UK tax group, which accelerated the expected utilisation of these losses and reduced uncertainty regarding their recoverability. The amounts recorded within profit before tax with respect to dividend income from subsidiaries and reversal of impairment of subsidiaries are not subject to tax.